Leasing Activity, Lease Payments on Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024, operating leases, lessee	$ 875
2025, operating leases, lessee	887
2026, operating leases, lessee	747
2027, operating leases, lessee	598
2028, operating leases, lessee	453
Thereafter, operating leases, lessee	930
Total lease payments, operating leases, lessee	4,490
Less: imputed interest	430
Total operating lease liabilities	$ 4,060	$ 4,465
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted average remaining lease term (in years)	6 years 6 months
Weighted average discount rate	3.00%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 691
Lessee, Operating lease, not yet commenced, earliest year of commencement	2025
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	1 year
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	20 years